LONG TERM DEBT - Schedule of long term debt (Details) - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Long term debt [Line Items]
Beginning Balance	$ 620,336	$ 0
Assumed in PPE acquisitions		699,757
Interest	42,908
Payments	(119,914)	(79,421)
Ending Balance	543,330	620,336
Current portion	81,044	126,119
Long-term portion	462,286	494,217
Mortgage on building
Long term debt [Line Items]
Beginning Balance	496,384	0
Assumed in PPE acquisitions		513,294
Interest	21,933
Payments	(45,551)	(16,910)
Ending Balance	472,766	496,384
Current portion	24,703
Long-term portion	448,063
Equipment and Vehicle loans
Long term debt [Line Items]
Beginning Balance	123,952	0
Assumed in PPE acquisitions		186,463
Interest	20,975
Payments	(74,363)	(62,511)
Ending Balance	70,564	$ 123,952
Current portion	56,341
Long-term portion	$ 14,223